Average Annual Total Returns - Transamerica Small Cap Value	Mar. 01, 2021
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	4.63%	[1]
Since Inception	5.28%	[1]
Class R R4 and Class I3 | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	4.63%	[2]
5 Years	9.65%	[2]
10 Years	8.66%	[2]
Since Inception	5.28%	[2]
Class R R4 and Class I3 | R4
Average Annual Return:
1 Year	5.79%
5 Years	6.01%
10 Years	7.73%
Since Inception
Inception Date	Jan. 23, 2003
Class R R4 and Class I3 | R4 | Return After Taxes on Distributions
Average Annual Return:
1 Year	5.77%
5 Years	5.03%
10 Years	7.08%
Since Inception
Class R R4 and Class I3 | R4 | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	3.44%
5 Years	4.55%
10 Years	6.13%
Since Inception
Class R R4 and Class I3 | R
Average Annual Return:
1 Year	5.41%
5 Years
10 Years
Since Inception	3.19%
Inception Date	Apr. 21, 2017
Class R R4 and Class I3 | I3
Average Annual Return:
1 Year	5.99%
5 Years
10 Years
Since Inception	3.68%
Inception Date	Apr. 21, 2017

[1]	“Russell ® ” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]	“Russell ® ” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.